UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21053

          BlackRock Virginia Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Virginia Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.7%
			Multi-State—6.9%
Baa1	$1,500	[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 1,699,005

			Puerto Rico—5.8%
BBB	1,410		Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,423,860

			Virginia—139.0%
NR4	1,480		Alexandria Redev. & Hsg. Auth., 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	1,413,726
A	2,150	[5]	Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr., Arlington Hlth. Sys. Proj.,
			5.25%, 7/01/11	N/A	2,345,241
AAA	1,500	[6]	Arlington Cnty., Pub. Impvt., GO, 5.00%, 2/01/21	02/11 @ 100	1,559,250
NR	1,500		Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,545,285
AAA	1,500	[7]	Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr. Proj., 5.25%, 10/01/28, AMBAC	ETM	1,666,245
NR	995		Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax., Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,024,074
AAA	1,205		Fairfax Cnty. Wtr. Auth. Rev., 5.00%, 4/01/27	04/12 @ 100	1,256,610
AA	1,000		Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,061,380
A-	1,500		Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys., Inc. Proj., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,564,710
AAA	3,000		Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,086,310
BBB	1,300		Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,338,233
AAA	1,500		Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,550,220
AAA	1,500		Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,541,985
A	5,000		Pocahontas Pkwy. Assoc., Toll Rd. Rev., Ser. B,, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,975,150
AA+	1,275		Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,336,838
			Res. Auth.,
AA	1,000		Infrastructure Rev., Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,045,630
AA	635		Infrastructure Rev., Ser. A, 5.125%, 5/01/27	05/11 @ 101	666,934
AA	1,500		Wtr. & Swr. Sys. Rev., Frederick Cnty. San. Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,568,100
AAA	1,250		Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,395,688
AAA	3,000		Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,079,230
BBB	500		Tobacco Settlement Fin. Corp., 5.50%, 6/01/26	06/15 @ 100	504,155
			Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj.,
AAA	500		5.25%, 1/01/26, MBIA	No Opt. Call	558,775
AAA	1,000		5.25%, 1/01/31, MBIA	No Opt. Call	1,113,330

					34,197,099

			Total Long-Term Investments (cost $34,929,087)		37,319,964

			Total Investments—151.7% (cost $34,929,0878)		$ 37,319,964
			Other assets in excess of liabilities—3.3%		806,053
			Preferred shares at redemption value, including dividends payable—(55.0)%		(13,531,515)

			Net Assets Applicable to Common Shareholders—100%		$ 24,594,502

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 6.9% of its net assets, with a current market value of $1,699,005, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security, or a portion thereof, pledged as collateral with a value of $311,850 on 30 short U.S. Treasury Note futures contracts expiring December 2005, 22 U.S. Treasury Note futures contracts expiring March 2006 and 19 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $7,778,313, with an unrealized gain of $100,077.
[7]	Security is collateralized by U.S. Treasury obligations.
[8]	Cost for Federal tax purposes is $34,872,707. The net unrealized appreciation on a tax basis is $2,447,257, consisting of $2,517,231 gross unrealized appreciation and $69,974 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FGIC	— Financial Guaranty Insurance Co.
AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Assoc.

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Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Virginia Municipal Bond Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006